Segmental analysis (Tables)	12 Months Ended
Dec. 31, 2017
Segmental analysis
Schedule of operating segments

	Net				Depreciation	Impairment
	interest	Non-interest	Total	Operating	and	(losses)/	Operating
	income	income	income	expenses	amortisation	releases	profit/(loss)
2017	£m	£m	£m	£m	£m	£m	£m
UK Personal & Business Banking	5,130	1,347	6,477	(3,829)	—	(235)	2,413
Ulster Bank RoI	421	183	604	(676)	—	(60)	(132)
Personal & Business Banking	5,551	1,530	7,081	(4,505)	—	(295)	2,281
Commercial Banking	2,286	1,198	3,484	(1,870)	(144)	(362)	1,108
Private Banking	464	214	678	(529)	—	(6)	143
Commercial & Private Banking	2,750	1,412	4,162	(2,399)	(144)	(368)	1,251
RBS International	325	64	389	(217)	(2)	(3)	167
NatWest Markets	203	847	1,050	(2,250)	49	174	(977)
Central items & other	158	293	451	(222)	(711)	(1)	(483)
Total	8,987	4,146	13,133	(9,593)	(808)	(493)	2,239

2016*
UK Personal & Business Banking	4,945	1,182	6,127	(4,278)	2	(125)	1,726
Ulster Bank RoI	409	167	576	(669)	—	113	20
Personal & Business Banking	5,354	1,349	6,703	(4,947)	2	(12)	1,746
Commercial Banking	2,143	1,272	3,415	(2,324)	(143)	(206)	742
Private Banking	449	208	657	(549)	—	3	111
Commercial & Private Banking	2,592	1,480	4,072	(2,873)	(143)	(203)	853
RBS International	303	71	374	(174)	—	(10)	190
NatWest Markets	343	869	1,212	(2,810)	(14)	(253)	(1,865)
Central items & other	116	113	229	(4,612)	(623)	—	(5,006)
Total	8,708	3,882	12,590	(15,416)	(778)	(478)	(4,082)

2015*
UK Personal & Business Banking	4,810	1,223	6,033	(4,564)	—	(8)	1,461
Ulster Bank RoI	365	185	550	(429)	—	141	262
Personal & Business Banking	5,175	1,408	6,583	(4,993)	—	133	1,723
Commercial Banking	1,997	1,257	3,254	(1,780)	(141)	(69)	1,264
Private Banking	436	208	644	(1,101)	—	(13)	(470)
Commercial & Private Banking	2,433	1,465	3,898	(2,881)	(141)	(82)	794
RBS International	303	64	367	(160)	—	—	207
NatWest Markets	452	1,614	2,066	(5,226)	(15)	730	(2,445)
Central items & other	404	(395)	9	(1,913)	(1,024)	(54)	(2,982)
Total	8,767	4,156	12,923	(15,173)	(1,180)	727	(2,703)

* Re-presented to reflect the segmental reorganisation.

	2017			2016*			2015*
		Inter			Inter			Inter
	External	segment	Total	External	segment	Total	External	segment	Total
Total income	£m	£m	£m	£m	£m	£m	£m	£m	£m
UK Personal & Business Banking	6,465	12	6,477	6,115	12	6,127	5,989	44	6,033
Ulster Bank RoI	609	(5)	604	584	(8)	576	569	(19)	550
Personal & Business Banking	7,074	7	7,081	6,699	4	6,703	6,558	25	6,583
Commercial Banking	3,851	(367)	3,484	3,787	(372)	3,415	3,619	(365)	3,254
Private Banking	594	84	678	554	103	657	534	110	644
Commercial & Private Banking	4,445	(283)	4,162	4,341	(269)	4,072	4,153	(255)	3,898
RBS International	281	108	389	239	135	374	200	167	367
NatWest Markets	1,077	(27)	1,050	1,296	(84)	1,212	2,190	(124)	2,066
Central items & other	256	195	451	15	214	229	(178)	187	9
Total	13,133	—	13,133	12,590	—	12,590	12,923	—	12,923

	2017			2016*			2015*
		Inter			Inter			Inter
	External	segment	Total	External	segment	Total	External	segment	Total
Total revenue	£m	£m	£m	£m	£m	£m	£m	£m	£m
UK Personal & Business Banking	7,348	44	7,392	7,197	52	7,249	7,164	51	7,215
Ulster Bank RoI	676	(4)	672	660	1	661	640	15	655
Personal & Business Banking	8,024	40	8,064	7,857	53	7,910	7,804	66	7,870
Commercial Banking	3,590	74	3,664	3,638	68	3,706	3,482	42	3,524
Private Banking	585	143	728	567	172	739	577	191	768
Commercial & Private Banking	4,175	217	4,392	4,205	240	4,445	4,059	233	4,292
RBS International	309	119	428	313	156	469	275	177	452
NatWest Markets	1,408	809	2,217	1,708	1,539	3,247	3,097	2,913	6,010
Central items & other	2,147	(1,185)	962	1,862	(1,988)	(126)	1,655	(3,389)	(1,734)
Total	16,063	—	16,063	15,945	—	15,945	16,890	—	16,890

* Re-presented to reflect the segmental reorganisation.

	2017			2016*			2015*

			Cost to			Cost to			Cost to
			acquire fixed			acquire fixed			acquire fixed
			assets and			assets and			assets and
			intangible			intangible			intangible
	Assets	Liabilities	assets	Assets	Liabilities	assets	Assets	Liabilities	assets
	£m	£m	£m	£m	£m	£m	£m	£m	£m
UK Personal & Business Banking	190,636	183,410	—	181,357	173,040	—	167,959	164,830	—
Ulster Bank RoI	24,564	19,853	—	24,111	19,299	—	21,264	15,837	—
Personal & Business Banking	215,200	203,263	—	205,468	192,339	—	189,223	180,667	—
Commercial Banking	149,545	105,144	208	150,453	104,441	288	133,546	94,619	214
Private Banking	20,290	27,049	2	18,578	26,673	—	17,022	23,257	—
Commercial & Private Banking	169,835	132,193	210	169,031	131,114	288	150,568	117,876	214
RBS International	25,867	29,077	12	23,420	25,280	—	23,130	21,398	—
NatWest Markets	277,886	248,553	4	372,496	340,471	6	416,748	380,059	29
Central items & other	49,268	75,877	1,275	28,241	60,048	1,098	35,739	61,261	1,227
Total	738,056	688,963	1,501	798,656	749,252	1,392	815,408	761,261	1,470

*Re-presented to reflect the segmental reorganisation.

	UK Personal
	& Business	Commercial	RBS
	Banking	Banking	International	Total
	£m	£m	£m	£m
At 1 January 2016 and 31 December 2016	3,351	1,907	300	5,558
At 1 January 2017 and 31 December 2017	3,351	1,907	300	5,558

Schedule of geographical segments

	UK	USA	Europe	RoW	Total
2017	£m	£m	£m	£m	£m
Total revenue	15,011	192	655	205	16,063

Net interest income	8,611	(4)	346	34	8,987
Net fees and commissions	2,192	97	113	53	2,455
Income from trading activities	570	83	(24)	5	634
Other operating income	806	22	121	108	1,057
Total income	12,179	198	556	200	13,133

Operating profit/(loss) before tax	3,230	(580)	(485)	74	2,239
Total assets	662,314	38,485	34,280	2,977	738,056
Of which total assets held for sale	182	10	3	—	195
Total liabilities	626,103	36,564	25,171	1,125	688,963
Of which total liabilities held for sale	—	10	—	—	10
Net assets attributable to equity owners and non-controlling interests	36,211	1,921	9,109	1,852	49,093
Contingent liabilities and commitments	128,127	78	7,823	22	136,050
Cost to acquire property, plant and equipment and intangible assets	1,479	1	11	10	1,501

2016
Total revenue	14,606	264	738	337	15,945

Net interest income	8,243	82	302	81	8,708
Net fees and commissions	2,287	9	175	64	2,535
Income from trading activities	790	159	18	7	974
Other operating income	261	(40)	9	143	373
Total income	11,581	210	504	295	12,590

Operating (loss)/profit before tax	(2,214)	(1,652)	(266)	50	(4,082)
Total assets	715,685	44,447	32,142	6,382	798,656
Of which total assets held for sale	—	13	—	—	13
Total liabilities	675,089	44,513	26,311	3,339	749,252
Of which total liabilities held for sale	—	15	—	—	15
Net assets attributable to equity owners and non-controlling interests	40,596	(66)	5,831	3,043	49,404
Contingent liabilities and commitments	141,963	639	8,038	51	150,691
Cost to acquire property, plant and equipment and intangible assets	1,323	3	54	12	1,392

2015
Total revenue	14,724	315	1,247	604	16,890

Net interest income	7,947	162	407	251	8,767
Net fees and commissions	2,377	139	334	83	2,933
Income from trading activities	942	44	85	(11)	1,060
Other operating income	102	(118)	34	145	163
Total income	11,368	227	860	468	12,923

Operating (loss)/profit before tax	(87)	(2,723)	261	(154)	(2,703)
Total assets	673,409	77,514	42,133	22,352	815,408
Of which total assets held for sale	—	15	1,251	2,220	3,486
Total liabilities	630,818	75,971	34,942	19,530	761,261
Of which total liabilities held for sale	—	16	418	2,546	2,980
Net assets attributable to equity owners and non-controlling interests	42,591	1,543	7,191	2,822	54,147
Contingent liabilities and commitments	127,781	9,729	14,961	1,281	153,752
Cost to acquire property, plant and equipment and intangible assets	1,331	70	36	33	1,470